SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Treasury Stock (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Treasury stock, shares	1,997,620	1,997,620	1,485,862
Repurchase of treasury stock value	¥ 34,972	$ 5,360	¥ 22,991